UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       The Retirement Planning Group, Inc.
Address:    11512 West 119th Street
            Overland Park, KS 66213


Form 13F File Number: 028-14171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert R. O'Blennis
Title: Chief Compliance Officer
Phone: 913-498-8898

Signature, Place, and Date of Signing:

/s/ Robert R. O'Blennis          Overland Park, Kansas         May 17, 2013
-----------------------     ---------------------------    ---------------------
        [Signature]               [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   77

FORM 13F INFORMATION TABLE VALUE TOTAL:   $219,091
                                         (in thousands)


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                  TITLE                        VALUE      SHARES/  SH/ PUT/  INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS         CUSIP      (x$1000)    PRN AMT  PRN CALL  DISCRETION MANAGER  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
314-669-5255                       COM              88579Y 10 1      230   SHARES    2159    SOLE                               2159
Apple Computer, Inc.               COM              037833 10 0    1,019   SHARES    2303    SOLE                               2303
AT&T Inc                           COM              00206R 10 2      354   SHARES    9662    SOLE                               9662
Bank Of America Corp               COM              60505104         270   SHARES   22159    SOLE                              22159
BP PLC (ADR)                       SPONOSORED ADR   055622 10 4      541   SHARES   12774    SOLE                              12774
Carefusion Corp                    COM              14170T101        482   SHARES   13764    SOLE                              13764
Caterpillar Inc                    COM              149123101        395   SHARES    4539    SOLE                               4539
Cerner Corp                        COM              156782104        285   SHARES    3006    SOLE                               3006
Commerce Bancshares Inc            COM              200525 10 3      219   SHARES    5369    SOLE                               5369
Exxon Mobil Corporation            COM              30231G 10 2      663   SHARES    7353    SOLE                               7353
Ford Motor Company New             COM              345370860        268   SHARES   20343    SOLE                              20343
General Electric Company           COM              369604 10 3      335   SHARES   14510    SOLE                              14510
Great Plains Energy Inc.           COM              391164 10 0      559   SHARES   24100    SOLE                              24100
Henry Jack & Assoc Inc             COM              426281101        277   SHARES    6003    SOLE                               6003
Intel Corp.                        COM              458140 10 0      206   SHARES    9451    SOLE                               9451
iShares 1-3 Year International     COM              464288125      7,788   SHARES   83386    SOLE                              83386
iShares Barclays TIPS Bond ETF     COM              464287176      4,783   SHARES   39438    SOLE                              39438
iShares Dow Jones Internationa     COM              464288448      8,691   SHARES  254483    SOLE                             254483
iShares Dow Jones Select Divid     COM              464287 16 8   11,173   SHARES  176225    SOLE                             176225
iShares Emerging Markets Divid     COM              464286319      1,077   SHARES   20321    SOLE                              20321
Ishares Etf                        COM              46432F842        361   SHARES    6821    SOLE                               6821
Ishares Etf                        COM              46434G103      1,729   SHARES   34066    SOLE                              34066
iShares Goldman Sachs Natural      COM              464287 37 4    1,597   SHARES   39366    SOLE                              39366
iShares JPM US $ Emerging Mark     COM              464288281     10,442   SHARES   88770    SOLE                              88770
iShares MSCI Canada Index ETF      COM              464286509        244   SHARES    8550    SOLE                               8550
iShares MSCI EAFE Internationa     COM              464287 46 5    2,639   SHARES   44743    SOLE                              44743
iShares MSCI EAFE Small Cap In     COM              464288273      1,289   SHARES   29313    SOLE                              29313
iShares MSCI Internat'l Emergi     COM              464287 23 4    1,774   SHARES   41475    SOLE                              41475
iShares Russell 1000 Growth In     COM              464287614        423   SHARES    5929    SOLE                               5929
iShares Russell 1000 Index ETF     COM              464287622      1,147   SHARES   13147    SOLE                              13147
iShares Russell 2000 Index ETF     COM              464287655      1,559   SHARES   16510    SOLE                              16510
iShares Russell 3000 Index ETF     COM              464287689        749   SHARES    8017    SOLE                               8017
iShares Russell MidCap Index E     COM              464287499        595   SHARES    4674    SOLE                               4674
iShares S&P 100 Index ETF          COM              464287101        205   SHARES    2905    SOLE                               2905
iShares S&P 500 Index ETF          COM              464287 20 0    2,782   SHARES   17678    SOLE                              17678
iShares S&P GSCI Commodity-Ind     COM              46428R107        417   SHARES   12673    SOLE                              12673
iShares S&P MidCap 400 Index E     COM              464287 50 7    4,150   SHARES   36063    SOLE                              36063
iShares S&P SmallCap 600 Index     COM              464287 80 4    4,547   SHARES   52228    SOLE                              52228
Ishares Tr Russell                 COM              464287663        343   SHARES    3230    SOLE                               3230
Johnson & Johnson                  COM              478160 10 4      217   SHARES    2656    SOLE                               2656
Kansas City Southern               COM              485170302      2,092   SHARES   18862    SOLE                              18862
Microsoft                          COM              594918 10 4      344   SHARES   12021    SOLE                              12021
Pimco Exch Traded Fund             COM              72201R205      1,693   SHARES   31187    SOLE                              31187
Plains All Amern Ppln Lp           COM              726503105        249   SHARES    4400    SOLE                               4400
Procter & Gamble Co                COM              742718 10 9      468   SHARES    6075    SOLE                               6075
S&P 500 SPDR ETF                   UNIT TR          78462F 10 3    2,929   SHARES   18696    SOLE                              18696
Schwab Emerging Markets Equity     COM              808524706      3,106   SHARES  121571    SOLE                             121571
Schwab International Equity ET     COM              808524805      3,280   SHARES  117821    SOLE                             117821
Schwab International Small Cap     COM              808524888      3,213   SHARES  114206    SOLE                             114206
Schwab U.S. Mid-Cap ETF            COM              808524508        366   SHARES   11595    SOLE                              11595
Schwab US Aggregate Bond ETF       COM              808524839      2,607   SHARES   49916    SOLE                              49916
Schwab US Broad Market ETF         COM              808524102     10,689   SHARES  281576    SOLE                             281576
Schwab US REIT ETF                 COM              808524847      2,919   SHARES   89429    SOLE                              89429
Schwab US Small Cap ETF            COM              808524607        370   SHARES    8637    SOLE                               8637
Schwab US TIPS ETF                 COM              808524870      3,284   SHARES   56586    SOLE                              56586
SPDR Barclays Capital Short Te     COM              78464A334        871   SHARES   24645    SOLE                              24645
SPDR Dow Jones International R     COM              78463X 86 3      679   SHARES   15781    SOLE                              15781
SPDR Internat'l Gov't Inflatio     COM              78464A490        453   SHARES    7300    SOLE                               7300
SPDR S&P 400 MidCap Growth ETF     COM              78467Y 10 7      993   SHARES    4736    SOLE                               4736
SPDR S&P Dividend ETF              COM              78464A763        257   SHARES    3889    SOLE                               3889
SPDR S&P Emerging Market ETF       COM              78463X509        373   SHARES    5712    SOLE                               5712
SPDR S&P Emerging Markets Divi     COM              78463X533      8,002   SHARES  177312    SOLE                             177312
SPDR S&P Global Natural Resour     COM              78463X541     12,269   SHARES  244057    SOLE                             244057
SPDR S&P International Dividen     COM              78463X772        717   SHARES   14749    SOLE                              14749
Sprint Nextel Corp                 COM              852061100        199   SHARES   32076    SOLE                              32076
Valspar Corporation                COM              920355 10 4      374   SHARES    6000    SOLE                               6000
Vanguard Dividend Appreciation     COM              921908844      2,986   SHARES   45444    SOLE                              45444
Vanguard Emerging Markets ETF      COM              922042858     17,966   SHARES  418836    SOLE                             418836
Vanguard FTSE All-World Ex-U.S     COM              922042775      2,963   SHARES   63921    SOLE                              63921
Vanguard Global Ex-U.S. Real E     COM              922042676     12,397   SHARES  216049    SOLE                             216049
Vanguard MSCI EAFE Internation     COM              921943858     15,993   SHARES  439008    SOLE                             439008
Vanguard REIT Index ETF            COM              922908553     13,364   SHARES  189484    SOLE                             189484
Vanguard Short Term Bond Index     COM              921937827      2,978   SHARES   36765    SOLE                              36765
Vanguard Short Term TIPS ETF       COM              922020805      9,129   SHARES  181337    SOLE                             181337
Vanguard Total Stock Market ET     COM              922908 76 9    1,453   SHARES   17942    SOLE                              17942
Verizon Communications             COM              92343V 10 4      248   SHARES    5052    SOLE                               5052
Wells Fargo & Co New               COM              949746101        208   SHARES    5614    SOLE                               5614